SCHEDULE OF INVESTMENTS
Thornburg Long/Short Equity Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE
	Common Stock — 96.3%
	Capital Goods — 8.9%
	Aerospace & Defense — 2.2%
[a]	Teledyne Technologies, Inc.	1,477	$ 578,955
	Construction & Engineering — 4.3%
[b]	Quanta Services, Inc.	15,619	1,124,880
	Machinery — 2.4%
[b]	ITT, Inc.	7,993	615,621
			2,319,456
	Consumer Services — 3.1%
	Hotels, Restaurants & Leisure — 3.1%
[b]	Starbucks Corp.	7,651	818,504
			818,504
	Diversified Financials — 8.8%
	Consumer Finance — 6.7%
[b]	Capital One Financial Corp.	5,270	520,939
	OneMain Holdings, Inc.	13,936	671,158
	SBI Cards & Payment Services Ltd.	47,613	554,472
	Mortgage Real Estate Investment Trusts — 2.1%
[b]	PennyMac Mortgage Investment Trust	30,530	537,023
			2,283,592
	Energy — 1.1%
	Oil, Gas & Consumable Fuels — 1.1%
	Teekay LNG Partners L.P.	24,519	280,988
			280,988
	Food & Staples Retailing — 2.5%
	Food & Staples Retailing — 2.5%
[a,b]	Grocery Outlet Holding Corp.	16,687	654,965
			654,965
	Food, Beverage & Tobacco — 3.9%
	Food Products — 3.9%
[a]	Nomad Foods Ltd.	40,104	1,019,444
			1,019,444
	Health Care Equipment & Services — 8.6%
	Health Care Equipment & Supplies — 8.6%
[b]	Cooper Companies, Inc.	1,615	586,762
[a,b]	Haemonetics Corp.	6,057	719,269
	Medtronic plc	7,937	929,740
			2,235,771
	Insurance — 3.3%
	Insurance — 3.3%
[b]	Assured Guaranty Ltd.	26,883	846,545
			846,545
	Materials — 3.3%
	Containers & Packaging — 3.3%
[a,b]	Crown Holdings, Inc.	8,482	849,896
			849,896
	Media & Entertainment — 14.6%
	Entertainment — 3.7%
[b]	Activision Blizzard, Inc.	10,308	957,098
	Interactive Media & Services — 8.7%
[a,b]	Alphabet, Inc., Class C	684	1,198,286
[a,b]	Facebook, Inc., Class A	3,946	1,077,889
	Media — 2.2%
[b]	Comcast Corp., Class A	10,752	563,405

SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE
			3,796,678
	Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
	Biotechnology — 2.7%
[b]	AbbVie, Inc.	6,498	$ 696,261
	Life Sciences Tools & Services — 2.8%
[b]	Thermo Fisher Scientific, Inc.	1,590	740,590
			1,436,851
	Real Estate — 1.5%
	Equity Real Estate Investment Trusts — 1.5%
	QTS Realty Trust, Inc., Class A	6,380	394,794
			394,794
	Retailing — 15.3%
	Internet & Direct Marketing Retail — 8.7%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	3,641	847,370
[a,b]	Amazon.com, Inc.	439	1,429,792
	Multiline Retail — 4.7%
[b]	Dollarama, Inc.	29,744	1,212,286
	Specialty Retail — 1.9%
[a,b]	CarMax, Inc.	5,185	489,775
			3,979,223
	Software & Services — 15.9%
	Information Technology Services — 13.6%
[a]	Black Knight, Inc.	7,007	619,069
[b]	Booz Allen Hamilton Holding Corp.	7,073	616,624
[b]	Mastercard, Inc., Class A	4,447	1,587,312
[a,b]	Repay Holdings Corp.	25,589	697,300
	Software — 2.3%
[a,b]	PTC, Inc.	5,064	605,705
			4,126,010
	Total Common Stock (Cost $15,517,809)		25,042,717
	Total Long-Term Investments — 96.3% (Cost $15,517,809)		25,042,717
	Short-Term Investments — 29.8%
[c]	Thornburg Capital Management Fund	776,245	7,762,450
	Total Short-Term Investments (Cost $7,762,450)		7,762,450
	Total Investments — 126.1% (Cost $23,280,259)		$32,805,167
	Liabilities Net of Other Assets — (26.1)%		(6,789,189)
	Common Stock Sold Short — (54.4)%
	Automobiles & Components — (2.1)%
	Automobiles — (2.1)%
	Harley-Davidson, Inc.	(14,767)	(541,949)
			(541,949)
	Banks — (2.0)%
	Thrifts & Mortgage Finance — (2.0)%
[a]	Rocket Cos, Inc., Class A	(25,232)	(510,191)
			(510,191)
	Capital Goods — (10.4)%
	Machinery — (7.7)%
[a]	Middleby Corp.	(4,990)	(643,311)
[a]	Proto Labs, Inc.	(4,615)	(707,941)
	Snap-on, Inc.	(3,849)	(658,718)
	Trading Companies & Distributors — (2.7)%
	GATX Corp.	(8,236)	(685,070)
			(2,695,040)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE
	Commercial & Professional Services — (1.0)%
	Commercial Services & Supplies — (1.0)%
	HNI Corp.	(7,600)	$ (261,896)
			(261,896)
	Consumer Services — (4.2)%
	Hotels, Restaurants & Leisure — (4.2)%
	Brinker International, Inc.	(9,235)	(522,424)
	Cracker Barrel Old Country Store, Inc.	(4,396)	(579,920)
			(1,102,344)
	Diversified Financials — (2.7)%
	Capital Markets — (2.7)%
[a]	Focus Financial Partners, Inc., Class A	(16,226)	(705,831)
			(705,831)
	Health Care Equipment & Services — (2.4)%
	Health Care Providers & Services — (2.4)%
	Patterson Cos, Inc.	(21,353)	(632,689)
			(632,689)
	Household & Personal Products — (1.1)%
	Household Products — (1.1)%
	Clorox Co.	(1,393)	(281,275)
			(281,275)
	Media & Entertainment — (5.0)%
	Media — (5.0)%
[a]	Discovery, Inc., Class A	(24,303)	(731,277)
	ViacomCBS, Inc., Class B	(15,182)	(565,682)
			(1,296,959)
	Real Estate — (2.5)%
	Equity Real Estate Investment Trusts — (2.5)%
	Extra Space Storage, Inc.	(5,495)	(636,651)
			(636,651)
	Retailing — (6.5)%
	Internet & Direct Marketing Retail — (2.0)%
	PetMed Express, Inc.	(16,074)	(515,332)
	Multiline Retail — (2.2)%
	Canadian Tire Corp. Ltd., Class A	(4,307)	(566,180)
	Specialty Retail — (2.3)%
	Foot Locker, Inc.	(14,866)	(601,181)
			(1,682,693)
	Software & Services — (6.8)%
	Information Technology Services — (6.8)%
	International Business Machines Corp.	(4,580)	(576,530)
	Paychex, Inc.	(6,182)	(576,039)
	Western Union Co.	(28,543)	(626,234)
			(1,778,803)
	Technology Hardware & Equipment — (3.0)%
	Electronic Equipment, Instruments & Components — (3.0)%
	Badger Meter, Inc.	(8,427)	(792,644)
			(792,644)
	Telecommunication Services — (2.3)%
	Diversified Telecommunication Services — (2.3)%
	AT&T, Inc.	(21,153)	(608,360)
			(608,360)
	Transportation — (2.4)%
	Air Freight & Logistics — (2.4)%
	CH Robinson Worldwide, Inc.	(6,712)	(630,055)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION	SHARES	VALUE
		(630,055)
Total Common Stock Sold Short (Proceeds $12,854,130)		(14,157,380)
Exchange-Traded Funds Sold Short — (0.2)%
Direxion Daily Emerging Markets Bear 3X	(919)	$ (9,622)
Direxion Daily Energy Bear 3X	(535)	(18,506)
Direxion Daily Financial Bear 3X	(720)	(5,205)
Direxion Daily S&P 500 Bear 3X	(266)	(1,040)
Direxion Daily Small Cap Bear 3X	(51)	(350)
ProShares UltraPro Short QQQ	(11)	(167)
Total Exchange-Traded Funds Sold Short (Proceeds $3,585,876)		(34,890)
Total Securities Sold Short (Proceeds $16,440,006)		$(14,192,270)
Net Assets — 100.0%		$26,015,978

Footnote Legend
a	Non-income producing.
b	All or a portion of the security is pledged as collateral for securities sold short. At December 31, 2020, the value of securities pledged was $13,782,049. An additional $7,558,122 in cash has been segregated for collateral on securities sold short.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Long/Short Equity Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Long/Short Equity Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	December 31, 2020 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$11,372,704	$19,785,360	$(23,395,614)	$-	$-	$7,762,450	$2,911